Note 5 - Segment Information	6 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Segment information
5.	Segment information

An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by management (chief operating decision maker within the meaning of IFRS 8). Sono Group is a start-up company that has not yet started production. As all significant activities of the Group relate to the development of the electrical car Sion, and management makes decisions about allocating resources and assessing performance based on the entity as a whole, Management has determined that Sono Group operates in one operating and reportable business segment. For the distribution of revenues across products, please refer to note 6.2 Revenue and cost of goods sold.